FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 8) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	$ 1,843,708	$ 1,134,372
Derivative financial liabilities	(1,295,070)	(945,853)
Derivative financial Assets liabilities	548,638	188,519
Asset Contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	46,527,428	39,778,272
Liability Contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial liabilities	(38,796,360)	(32,768,799)
Forward contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	295,326	172,682
Derivative financial liabilities	(306,600)	(147,446)
Derivative financial Assets liabilities	(11,274)	25,236
Forward contract [member] | Foreign exchange contracts Assets [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	10,968,445	11,618,005
Forward contract [member] | Equity contracts Assets [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	495,124	1,010,557
Forward contract [member] | Asset Contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	11,463,569	12,628,562
Forward contract [member] | Liability Contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial liabilities	(13,761,257)	(12,072,987)
Forward contract [member] | Foreign exchange contracts Liabilities [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial liabilities	(11,482,549)	(10,276,967)
Forward contract [member] | Equity contracts Liabilities [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial liabilities	(2,278,708)	(1,796,020)
Swap contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	1,452,164	946,695
Derivative financial liabilities	(958,881)	(781,464)
Derivative financial Assets liabilities	493,283	165,231
Swap contract [member] | Foreign exchange contracts Assets [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	10,504,017	6,188,880
Swap contract [member] | Asset Contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	31,785,883	22,504,581
Swap contract [member] | Liability Contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial liabilities	(21,959,193)	(20,013,615)
Swap contract [member] | Interest Rate contracts Assets [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	21,281,866	16,315,701
Swap contract [member] | Foreign exchange contracts Liabilities [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial liabilities	(4,962,024)	(4,163,466)
Swap contract [member] | Interest Rate contracts Liabilities [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial liabilities	(16,997,169)	(15,850,149)
Option contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	96,218	14,995
Derivative financial liabilities	(29,589)	(16,943)
Derivative financial Assets liabilities	66,629	(1,948)
Option contract [member] | Foreign exchange contracts Assets [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	1,797,496	697,346
Option contract [member] | Asset Contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	1,797,496	697,346
Option contract [member] | Liability Contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial liabilities	(1,638,795)	(682,197)
Option contract [member] | Foreign exchange contracts Liabilities [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial liabilities	(1,638,795)	(682,197)
Futures contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	1,843,708	1,134,372
Derivative financial liabilities	(1,295,070)	(945,853)
Derivative financial Assets liabilities	43,365	3,947,783
Futures contract [member] | Foreign exchange contracts Assets [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	1,426,478	3,772,283
Futures contract [member] | Equity contracts Assets [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	54,002	175,500
Futures contract [member] | Asset Contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivatives Assets	1,480,480	3,947,783
Futures contract [member] | Liability Contracts [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial liabilities	(1,437,115)	0
Futures contract [member] | Foreign exchange contracts Liabilities [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial liabilities	(1,434,115)	0
Futures contract [member] | Equity contracts Liabilities [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial liabilities	$ (3,000)	$ 0